Earnings Per Share (Details)			12 Months Ended
	Sep. 24, 2018 shares	Sep. 19, 2018	Dec. 31, 2016 shares	Sep. 18, 2018 shares	Dec. 31, 2017 shares
Subsidiary, Sale of Stock [Line Items]
Stock split ratio		2,932,900
Number of shares outstanding			293,290,000
IPO
Subsidiary, Sale of Stock [Line Items]
Number of shares issued	72,335,000
Elanco | Lilly
Subsidiary, Sale of Stock [Line Items]
Common shares outstanding				100	293,290,000